Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2024	[1]	$ 2,569,566	$ (372,320)	$ (16,652)	$ 2,180,594
Balance, shares at Dec. 31, 2024	[1]	16,825,577
Net loss			(100,257)		(100,257)
Foreign currency translation adjustment				3,132	3,132
Balance at Mar. 31, 2025		$ 2,569,566	(472,577)	(13,520)	2,083,469
Balance, shares at Mar. 31, 2025		16,825,577
Balance at Dec. 31, 2024	[1]	$ 2,569,566	(372,320)	(16,652)	2,180,594
Balance, shares at Dec. 31, 2024	[1]	16,825,577
Net loss					(858,611)
Foreign currency translation adjustment					6,041
Balance at Jun. 30, 2025		$ 2,569,566	(1,230,931)	(10,611)	1,328,024
Balance, shares at Jun. 30, 2025		16,825,577
Balance at Dec. 31, 2024	[1]	$ 2,569,566	(372,320)	(16,652)	2,180,594
Balance, shares at Dec. 31, 2024	[1]	16,825,577
Balance at Dec. 31, 2025		$ 35,068,194	(31,963,651)	(2,884)	3,101,659
Balance, shares at Dec. 31, 2025		19,922,402
Balance at Mar. 31, 2025		$ 2,569,566	(472,577)	(13,520)	2,083,469
Balance, shares at Mar. 31, 2025		16,825,577
Net loss			(758,354)		(758,354)
Foreign currency translation adjustment				2,909	2,909
Balance at Jun. 30, 2025		$ 2,569,566	(1,230,931)	(10,611)	1,328,024
Balance, shares at Jun. 30, 2025		16,825,577
Balance at Dec. 31, 2025		$ 35,068,194	(31,963,651)	(2,884)	3,101,659
Balance, shares at Dec. 31, 2025		19,922,402
Net loss			(3,628,563)		(3,628,563)
Foreign currency translation adjustment				(13,327)	(13,327)
Balance at Mar. 31, 2026		$ 35,068,194	(35,592,214)	(16,211)	(540,231)
Balance, shares at Mar. 31, 2026		19,922,402
Balance at Dec. 31, 2025		$ 35,068,194	(31,963,651)	(2,884)	3,101,659
Balance, shares at Dec. 31, 2025		19,922,402
Net loss					(5,252,785)
Foreign currency translation adjustment					(45,023)
Balance at Jun. 30, 2026		$ 39,693,732	(37,216,436)	(47,907)	2,429,389
Balance, shares at Jun. 30, 2026		24,691,846
Balance at Mar. 31, 2026		$ 35,068,194	(35,592,214)	(16,211)	(540,231)
Balance, shares at Mar. 31, 2026		19,922,402
Net loss			(1,624,222)		(1,624,222)
Foreign currency translation adjustment				(31,696)	(31,696)
Issuance of common stock in a private placement		$ 4,625,538			4,625,538
Issuance of common stock in a private placement, shares		4,769,444
Balance at Jun. 30, 2026		$ 39,693,732	$ (37,216,436)	$ (47,907)	$ 2,429,389
Balance, shares at Jun. 30, 2026		24,691,846

[1]	Shares are presented on a retroactive basis to reflect the reverse acquisition on October 3, 2025 and reverse stock split on October 7, 2025